Employee Benefits (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Employee benefits [Abstract]
Current cost of service	$ 2,154,071	$ 1,942,099	$ 1,650,484
Past service cost	306,746	604,337	342,039
Non-provided paid benefits	6,547,694	6,023,869	7,851,201
Other	175,005	269,377	1,114,112
Total expense recognized in Consolidated Statement of Income	$ 9,183,516	$ 8,839,682	$ 10,957,836